Schedule of Investments (unaudited) July 31, 2023	BlackRock Natural Resources Trust (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Chemicals — 9.6%
Albemarle Corp.	22,019	$4,674,193
CF Industries Holdings, Inc.	96,438	7,915,631
FMC Corp.	47,949	4,614,132
Nutrien Ltd.	84,262	5,804,809
Sociedad Quimica y Minera de Chile SA, ADR	27,431	2,021,391

		25,030,156

Containers & Packaging — 1.9%
Packaging Corp. of America	18,827	2,887,120
Smurfit Kappa Group PLC	49,024	1,939,930

		4,827,050

Energy Equipment & Services — 1.7%
Schlumberger NV	78,052	4,553,554

Food Products — 6.6%
Archer-Daniels-Midland Co.	73,611	6,253,991
Bunge Ltd.	48,691	5,291,251
Darling Ingredients, Inc.(a)	41,750	2,891,187
Kerry Group PLC, Class A	28,459	2,827,426

		17,263,855

Machinery — 4.9%
AGCO Corp.	40,544	5,396,405
Deere & Co.	17,419	7,483,203

		12,879,608

Metals & Mining — 34.3%
Alcoa Corp.	60,745	2,198,362
Anglo American PLC	41,348	1,271,524
ArcelorMittal SA, Registered Shares	113,825	3,284,989
Barrick Gold Corp.	65,392	1,130,628
BHP Group Ltd., Class DI	301,840	9,393,824
Filo Corp.(a)	30,339	573,810
Filo Mining	49,754	921,407
First Quantum Minerals Ltd.	208,606	6,187,071
Franco-Nevada Corp.	17,867	2,605,723
Freeport-McMoRan, Inc.(b)	86,915	3,880,755
Glencore PLC	2,248,011	13,671,130
Newmont Corp.	107,497	4,613,771
Norsk Hydro ASA	749,036	4,905,750
Polyus PJSC(a)(c)	23,064	2
Stelco Holdings, Inc.	124,331	4,533,299
Teck Resources Ltd., Class B	234,637	10,424,922
Vale SA, ADR	727,347	10,641,087
Wheaton Precious Metals Corp.	206,985	9,279,138

		89,517,192

Security	Shares	Value

Oil, Gas & Consumable Fuels — 36.0%
BP PLC	1,870,416	$11,604,898
Canadian Natural Resources Ltd.	84,394	5,132,184
Cenovus Energy, Inc.	143,931	2,737,489
Cheniere Energy, Inc.	31,744	5,138,084
Chevron Corp.	15,319	2,507,107
ConocoPhillips	76,801	9,041,014
Eni SpA	268,665	4,101,673
EOG Resources, Inc.	26,068	3,454,792
Exxon Mobil Corp.	145,591	15,613,179
Gazprom PJSC(a)(c)	1,253,804	137
Hess Corp.	16,209	2,459,392
Shell PLC	626,679	18,993,232
TotalEnergies SE	214,936	13,058,760

		93,841,941

Paper & Forest Products — 1.3%
UPM-Kymmene OYJ	102,433	3,391,318

Total Long-Term Investments — 96.3% (Cost: $204,487,163)		251,304,674

Short-Term Securities

Money Market Funds — 4.1%
BlackRock Liquidity Funds, T-Fund, Institutional Class, 5.16%(d)(e)	10,040,275	10,040,275
SL Liquidity Series, LLC, Money Market Series, 5.47%(d)(e)(f)	643,684	643,813

Total Short-Term Securities — 4.1% (Cost: $10,684,023)		10,684,088

Total Investments — 100.4% (Cost: $215,171,186)		261,988,762

Liabilities in Excess of Other Assets — (0.4)%		(1,111,175)

Net Assets — 100.0%		$260,877,587

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan.
(c)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(d)	Affiliate of the Fund.
(e)	Annualized 7-day yield as of period end.
(f)	All or a portion of this security was purchased with the cash collateral from loaned securities.

For Fund compliance purposes, the Fund’s industry classifications refer to one or more of the industry sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by the investment adviser. These definitions may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.

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Schedule of Investments (unaudited) (continued) July 31, 2023	BlackRock Natural Resources Trust

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended July 31, 2023 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 04/30/23	Purchases at Cost		Proceeds from Sales		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 07/31/23	Shares Held at 07/31/23	Income		Capital Gain Distributions from Underlying Funds
BlackRock Liquidity Funds, T-Fund, Institutional Class	$11,853,690	$—		$(1,813,416	)(a)	$—	$1	$10,040,275	10,040,275	$124,419		$—
SL Liquidity Series, LLC, Money Market Series	3,071	640,598	(a)	—		81	63	643,813	643,684	1,228(b	)	—

						$81	$64	$10,684,088		$125,647		$—

(a)	Represents net amount purchased (sold).
(b)

All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access;

•

Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs); and

•

Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.

Certain investments of the Fund were fair valued using net asset value (“NAV”) as a practical expedient as no quoted market value is available and therefore have been excluded from the fair value hierarchy.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Common Stocks
Chemicals	$25,030,156	$—	$—	$25,030,156
Containers & Packaging	4,827,050	—	—	4,827,050
Energy Equipment & Services	4,553,554	—	—	4,553,554
Food Products	17,263,855	—	—	17,263,855
Machinery	12,879,608	—	—	12,879,608
Metals & Mining	59,353,555	30,163,635	2	89,517,192
Oil, Gas & Consumable Fuels	46,083,241	47,758,563	137	93,841,941
Paper & Forest Products	—	3,391,318	—	3,391,318

S C H E D U L E O F I N V E S T M E N T S	2

Schedule of Investments (unaudited) (continued) July 31, 2023	BlackRock Natural Resources Trust

Fair Value Hierarchy as of Period End (continued)

	Level 1	Level 2	Level 3	Total
Short-Term Securities
Money Market Funds	$10,040,275	$—	$—	$10,040,275

	$180,031,294	$81,313,516	$139	261,344,949

Investments Valued at NAV(a)				643,813

				$261,988,762

(a)	Certain investments of the Fund were fair valued using NAV as a practical expedient as no quoted market value is available and therefore have been excluded from the fair value hierarchy.

Portfolio Abbreviation

ADR	American Depositary Receipt

PJSC	Public Joint Stock Company

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